Defined benefit plan assets and liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit plan assets and liabilities [Abstract]
Present value of defined benefit obligations		₩ 2,182,464	₩ 2,063,102
Fair value of plan assets		(2,138,324)	(1,943,644)
Recognized liabilities for defined benefit obligations	[1]	₩ 44,140	₩ 119,458	₩ 127,348

[1]	The net defined benefit obligation of W119,458 million as of December 31, 2019 is the net defined benefit liability of W121,140 million less the net plan assets of W1,682 million. In addition, the net defined benefit obligation of W44,140 million as of December 31, 2020 is the net defined benefit liability of W62,514 million less the net plan assets of W18,374 million.